INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS
9.	INTANGIBLE ASSETS

	As of June 30, 2025	As of December 31, 2024
	$
Customer relationship (Note 8)	3,576,357	-
Software (Note 12)	5,760,000	-
Subtotal	9,336,537
Impairment on intangible assets	(4,063,000)	-
Total intangible assets, net	5,273,357	-

As of June 30, 2025, the Group identified certain impairment indicators and perform the impairment testing. The recoverable amount was assessed at $1,697,000. The Group recorded an impairment loss of approximately $4,063,000 and nil for the six months ended June 30, 2025 and 2024. See Note 12 for detail.